Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 05, 2020	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

	Summary Compensation Table Total for the				Average Summary Compensation Table Total for	Average Compensation	Value of Initial Fixed $100 Investment based on:
Year	Principal Executive Officer ("PEO") (1)	Compensation Actually Paid to the PEO (1)	Summary Compensation Table Total for the PEO ⁽²⁾	Compensation Actually Paid to the PEO ⁽²⁾	Non-PEO Named Executive Officers ("NEO's") (3)	Actually Paid to Non-PEO NEOs (3)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Income (in thousands) (5)	Gross Billings (in thousands) (6)
2023	$3,971,805	$6,334,933	N/A	N/A	$1,457,347	$2,088,313	$137	$121	$50,612	$7,716,152
2022	$4,053,415	$6,968,326	N/A	N/A	$1,543,168	$2,418,831	$109	$114	$47,268	$7,393,808
2021	$3,014,992	$4,080,497	N/A	N/A	$1,365,904	$1,639,683	$79	$152	$38,079	$6,569,986
2020	$1,951,055	$512,462	$1,353,477	$(2,489,129)	$969,239	$(63,772)	$77	$101	$33,765	$5,924,539

(1) Except as otherwise provided above, Mr. Kramer was the PEO for all four years presented in the table. Mr. Elich was the PEO until he retired from the Company on March 5, 2020. A reconciliation of the Summary Compensation Table and Compensation Actually Paid totals for 2023 is as follows:

Current PEO SCT Total to CAP Reconciliation	2023
Total Compensation as reported in Summary Compensation Table	$3,971,805
Subtract grant date fair value of equity awards granted during 2023	$(1,926,165)
Add year-end fair value of equity awards granted in 2023 that are outstanding and unvested as of last day of 2023	$2,536,136
Add/subtract change in fair value from last day of prior year to last day of 2023 of any awards granted in prior years that are outstanding and unvested as of last day of 2023	$1,769,451
Add/subtract the amount of change in fair value from last day of prior year to the vesting date for awards granted in prior years that vested in 2023.	$(13,962)
Subtract the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during 2023.	$(2,332)
Compensation Actually Paid to PEO	$6,334,933

(2) Mr. Elich was the PEO until he retired from the Company on March 5, 2020.

(3) For 2021, 2022, and 2023, Mr. Harris, Mr. Blotz, and Mr. Potts were the Non-PEO NEOs. For 2020, Mr. Harris, Mr. Blotz, Mr. Potts, and Heather Gould were the Non-PEO NEOs. A reconciliation of the Summary Compensation Table and Compensation Actually Paid totals for 2023 is as follows:

NEO Average SCT Total to CAP Reconciliation	2023
Total Compensation as reported in Summary Compensation Table	$1,457,347
Subtract grant date fair value of equity awards granted during 2023	$(521,703)
Add year-end fair value of equity awards granted in 2023 that are outstanding and unvested as of last day of 2023	$688,392
Add/subtract change in fair value from last day of prior year to last day of 2023 of any awards granted in prior years that are outstanding and unvested as of last day of 2023	$474,872
Add/subtract the amount of change in fair value from last day of prior year to the vesting date for awards granted in prior years that vested in 2023.	$(9,973)
Subtract the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during 2023.	$(622)
Compensation Actually Paid to non-PEO NEOs	$2,088,313

(4) Peer Group Total Shareholder Return is calculated based on the S&P 1500 Human Resource & Employment Services Index, a published industry index that is considered reflective of the Company's peers, for each respective year shown in the table, assuming an initial investment of $100 on December 31, 2019.

(5) Reflects after-tax net income prepared in accordance with GAAP for each of the years shown.

(6) Gross billings is the financial measure in the Company’s assessment that represents the most important performance measure used to link Company performance to compensation actually paid to our PEOs and other NEOs, as it is the primary metric used in understanding the volume of the Company's business and serves as an important performance metric in managing the Company's operations, including the preparation of internal operating forecasts and establishing executive compensation performance goals. We calculate gross billings by including direct payroll costs that would otherwise be excluded from professional employer organization revenue because we are not the primary obligor for wage payments to our clients' employees.

Company Selected Measure Name			Gross billings
Named Executive Officers, Footnote			(1) Except as otherwise provided above, Mr. Kramer was the PEO for all four years presented in the table. Mr. Elich was the PEO until he retired from the Company on March 5, 2020.
Peer Group Issuers, Footnote

(4) Peer Group Total Shareholder Return is calculated based on the S&P 1500 Human Resource & Employment Services Index, a published industry index that is considered reflective of the Company's peers, for each respective year shown in the table, assuming an initial investment of $100 on December 31, 2019.

Adjustment To PEO Compensation, Footnote

(1) Except as otherwise provided above, Mr. Kramer was the PEO for all four years presented in the table. Mr. Elich was the PEO until he retired from the Company on March 5, 2020. A reconciliation of the Summary Compensation Table and Compensation Actually Paid totals for 2023 is as follows:

Current PEO SCT Total to CAP Reconciliation	2023
Total Compensation as reported in Summary Compensation Table	$3,971,805
Subtract grant date fair value of equity awards granted during 2023	$(1,926,165)
Add year-end fair value of equity awards granted in 2023 that are outstanding and unvested as of last day of 2023	$2,536,136
Add/subtract change in fair value from last day of prior year to last day of 2023 of any awards granted in prior years that are outstanding and unvested as of last day of 2023	$1,769,451
Add/subtract the amount of change in fair value from last day of prior year to the vesting date for awards granted in prior years that vested in 2023.	$(13,962)
Subtract the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during 2023.	$(2,332)
Compensation Actually Paid to PEO	$6,334,933

(2) Mr. Elich was the PEO until he retired from the Company on March 5, 2020.

Adjustment to Non-PEO NEO Compensation Footnote

(3) For 2021, 2022, and 2023, Mr. Harris, Mr. Blotz, and Mr. Potts were the Non-PEO NEOs. For 2020, Mr. Harris, Mr. Blotz, Mr. Potts, and Heather Gould were the Non-PEO NEOs. A reconciliation of the Summary Compensation Table and Compensation Actually Paid totals for 2023 is as follows:

NEO Average SCT Total to CAP Reconciliation	2023
Total Compensation as reported in Summary Compensation Table	$1,457,347
Subtract grant date fair value of equity awards granted during 2023	$(521,703)
Add year-end fair value of equity awards granted in 2023 that are outstanding and unvested as of last day of 2023	$688,392
Add/subtract change in fair value from last day of prior year to last day of 2023 of any awards granted in prior years that are outstanding and unvested as of last day of 2023	$474,872
Add/subtract the amount of change in fair value from last day of prior year to the vesting date for awards granted in prior years that vested in 2023.	$(9,973)
Subtract the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during 2023.	$(622)
Compensation Actually Paid to non-PEO NEOs	$2,088,313

Compensation Actually Paid vs. Company Selected Measure

Relationship between Compensation Actually Paid and Financial Performance Measures

Compensation Actually Paid ("CAP") to Mr. Kramer and total shareholder return were both higher in 2023, 2022 and 2021 compared to 2020. The increase in Mr. Kramer’s compensation is primarily the result of the increase in the Company’s stock price between 2020 and 2023. The average NEO CAP was also higher in 2023, 2022 and 2021 compared to 2020, primarily due to the increase in the Company’s stock price during this time.

Total Shareholder Return increased from 2020 to 2023 primarily due to the increase in the Company’s stock price during this period. Net Income and Gross Billings also increased between 2020 and 2023. Each of these metrics is directionally aligned with the increases in CAP for both Mr. Kramer and the other NEOs during the same period. While the Company's Total Shareholder Return increased each year from 2020 to 2023, Total Shareholder Return for the Company's peer group increased between 2020 and 2021 as well as 2022 and 2023, but decreased from 2021 to 2022.

Tabular List, Table

Most Important Measures (Unranked)
Gross Billings
Net Income Before Taxes
Gross Margin as a percentage of Gross Billings
Net Income
Growth in Gross Billings

Total Shareholder Return Amount			$ 137	$ 109	$ 79	$ 77
Peer Group Total Shareholder Return Amount			121	114	152	101
Net Income (Loss)			$ 50,612,000	$ 47,268,000	$ 38,079,000	$ 33,765,000
Company Selected Measure Amount			7,716,152,000	7,393,808,000	6,569,986,000	5,924,539,000
PEO Name	Mr. Elich	Mr. Kramer	Mr. Kramer	Mr. Kramer	Mr. Kramer
Measure:: 1
Pay vs Performance Disclosure
Name			Gross Billings
Non-GAAP Measure Description

(6) Gross billings is the financial measure in the Company’s assessment that represents the most important performance measure used to link Company performance to compensation actually paid to our PEOs and other NEOs, as it is the primary metric used in understanding the volume of the Company's business and serves as an important performance metric in managing the Company's operations, including the preparation of internal operating forecasts and establishing executive compensation performance goals. We calculate gross billings by including direct payroll costs that would otherwise be excluded from professional employer organization revenue because we are not the primary obligor for wage payments to our clients' employees.

Measure:: 2
Pay vs Performance Disclosure
Name			Net Income Before Taxes
Measure:: 3
Pay vs Performance Disclosure
Name			Gross Margin as a percentage of Gross Billings
Measure:: 4
Pay vs Performance Disclosure
Name			Net Income
Measure:: 5
Pay vs Performance Disclosure
Name			Growth in Gross Billings
Mr. Kramer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,971,805	$ 4,053,415	$ 3,014,992	$ 1,951,055
PEO Actually Paid Compensation Amount			6,334,933	6,968,326	4,080,497	512,462
Mr. Elich [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,353,477
PEO Actually Paid Compensation Amount	$ (2,489,129)
Mr. Harris, Mr. Blotz and Mr. Potts [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount			1,457,347	1,543,168	1,365,904
Non-PEO NEO Average Compensation Actually Paid Amount			2,088,313	$ 2,418,831	$ 1,639,683
Mr. Harris, Mr. Blotz, Mr. Potts, and Heather Gould [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount						969,239
Non-PEO NEO Average Compensation Actually Paid Amount						$ (63,772)
PEO | Mr. Kramer [Member] | Amount for Date of Grant Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,926,165)
PEO | Mr. Kramer [Member] | Fair Value of Stock Awards Granted In Year and Remain Outstanding at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,536,136
PEO | Mr. Kramer [Member] | Change in Fair Value of Awards Granted in Prior Years That Are Outstanding and Unvested at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,769,451
PEO | Mr. Kramer [Member] | Change in Fair Value of Stock Awards Granted in Prior Years and Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,962)
PEO | Mr. Kramer [Member] | Amount of Fair Value at the End of the Prior Fiscal Year for Awards Granted in Prior Years That Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,332)
Non-PEO NEO | Mr. Harris, Mr. Blotz and Mr. Potts [Member] | Amount for Date of Grant Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(521,703)
Non-PEO NEO | Mr. Harris, Mr. Blotz and Mr. Potts [Member] | Fair Value of Stock Awards Granted In Year and Remain Outstanding at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			688,392
Non-PEO NEO | Mr. Harris, Mr. Blotz and Mr. Potts [Member] | Change in Fair Value of Awards Granted in Prior Years That Are Outstanding and Unvested at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			474,872
Non-PEO NEO | Mr. Harris, Mr. Blotz and Mr. Potts [Member] | Change in Fair Value of Stock Awards Granted in Prior Years and Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,973)
Non-PEO NEO | Mr. Harris, Mr. Blotz and Mr. Potts [Member] | Amount of Fair Value at the End of the Prior Fiscal Year for Awards Granted in Prior Years That Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (622)